DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred Revenues

	December 31,
	2021	2020

Security subscriptions	$801.1	$678.5
Software updates and maintenance	869.2	775.4
Other	36.8	28.0

	$1,707.1	$1,481.9